Right of Use Assets and Lease Liabilities - Maturity Analysis of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 198
Less than and including 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	52
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	89
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 57